Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 10,570,318	$ 14,027,423
Refundable deposits time deposit [member] | Customs [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 1,009,000	813,289
Purpose of pledge	Customs duty guarantee
Refundable deposits time deposit [member] | Science Park Bureau [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 237,051	236,556
Purpose of pledge	Collateral for land lease
Refundable deposits time deposit [member] | Science Park Bureau [member] | Dormitory Lease [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 18,647	18,647
Purpose of pledge	Collateral for dormitory lease
Refundable deposits time deposit [member] | National Property Administration, Ministry of Finance [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 64,950	64,950
Purpose of pledge	Guarantee for the application of national non-public use land for development
Refundable deposits time deposit [member] | Bureau of Land Administration, Tainan City Government [Member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 8,118	8,118
Purpose of pledge	Guarantee for the application of national non-public use land for development
Refundable deposits time deposit [member] | Liquefied Natural Gas Business Division, CPC Corporation, Taiwan [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 38,073	36,970
Purpose of pledge	Energy resources guarantee
Refundable deposits time deposit [member] | Bank of China and Agricultural Bank of China [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 0	1,006,852
Purpose of pledge	Bank performance guarantee
Refundable deposits time deposit [member] | CTBC Bank Singapore Branch [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 490,950	459,900
Purpose of pledge	Collateral for letter of credit
Buildings [member] | Taiwan Cooperative Bank and Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 4,377,176	4,487,730
Purpose of pledge	Collateral for long-term loans
Machinery and equipment [member] | Taiwan Cooperative Bank, Mega International Commercial Bank, KGI Bank, First Commercial Bank, Shanghai Commercial Bank, CTBC Bank and Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 4,057,201	6,627,761
Purpose of pledge	Collateral for long-term loans
Right-of-use assets [member] | Secured Syndicated Loans from China Development Bank and 6 others [member]
Assets Pledged As Collateral [Line Items]
Assets pledged as collateral	$ 269,152	$ 266,650
Purpose of pledge	Collateral for long-term loans